Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares Repurchased [Member]	Accumulated Deficit [Member]	Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2016	$ 3,144	$ 35,095	$ 18,302,262	$ (230,490)	$ (32,935,199)		$ (14,825,188)
Balance, shares at Dec. 31, 2016	3,143,530	35,095,763
Board issuances		$ 88	8,093				8,181
Board issuances, shares		87,500
Dividend on class C shares					(188,620)		(188,620)
ESPP stock issuance		$ 335	26,871				27,206
ESPP stock issuance, shares		335,108
Stock-based compensation - options and warrants			686,164				686,164
Stock-based compensation - options and warrants, shares
Stock based compensation		$ 710	55,690				56,400
Stock based compensation, shares		710,000
Debt settlements	$ 1,685	$ 600	15,416,579				15,418,864
Debt settlements, shares	1,685,000	600,000
Net loss					(2,431,175)		(2,431,175)
Balance at Dec. 31, 2017	$ 4,829	$ 36,828	34,495,659	(230,490)	(35,554,994)		(1,248,168)
Balance, shares at Dec. 31, 2017	4,828,530	36,828,371
ESPP stock issuance			4,000				4,000
ESPP stock issuance, shares		45,000
Stock-based compensation - options and warrants, shares		1,800,000
Debt settlements		$ 1,000	118,000				119,000
Debt settlements, shares		1,000,000
Net loss					(949,000)		(949,000)
Balance at Mar. 31, 2018	$ 5,000	$ 40,000	35,177,000	(230,000)	(35,555,000)	216,000	(347,000)
Balance, shares at Mar. 31, 2018	4,829,000	39,673,000
Balance at Dec. 31, 2017	$ 4,829	$ 36,828	34,495,659	(230,490)	(35,554,994)		(1,248,168)
Balance, shares at Dec. 31, 2017	4,828,530	36,828,371
ASC 606					1,213,218		1,213,218
Board issuances		$ 1,000	118,000				119,000
Board issuances, shares		1,000,000
Dividend on class C shares					(188,612)		(188,612)
ESPP stock issuance		$ 80	11,132				11,212
ESPP stock issuance, shares		79,920
Stock-based compensation - options and warrants			1,818,018				1,818,018
Stock-based compensation - options and warrants, shares
Stock based compensation		$ 2,821	392,144				394,965
Stock based compensation, shares		2,820,448
Debt settlements		$ 8,600	2,657,613				2,666,213
Debt settlements, shares		8,600,000
Shares issued for acquisition of HTS		$ 22,454	5,276,443				5,298,897
Shares issued for acquisition of HTS, shares		22,452,954
Shares to be received			(2,615,979)				(2,615,979)
Shares to be received, shares
Other		$ 150	44,852				45,002
Other, shares		150,000
Accumulated other comprehensive Loss						881	881
Net loss					(5,222,045)		(5,222,045)
Balance at Dec. 31, 2018	$ 4,829	$ 71,933	42,197,882	(230,490)	(39,752,433)	881	2,292,602
Balance, shares at Dec. 31, 2018	4,828,530	71,931,693
ESPP stock issuance			1,000				1,000
ESPP stock issuance, shares		2,000
Accumulated other comprehensive Loss
Net loss					(633,000)		(635,000)
Balance at Mar. 31, 2019	$ 5,000	$ 71,000	$ 42,291,000		$ (40,432,000)	$ 1,000	$ 1,936,000
Balance, shares at Mar. 31, 2019	4,829,000	71,426,000